Intangible Assets - Summary of Components of Related Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Remainder of 2021	$ 1,804	$ 7,218
2022	7,219	7,218
2023	7,219	7,218
2024	7,219	7,218
2025	7,219	7,218
2026 and thereafter	80,522	80,499
Total	$ 111,202	$ 116,589